OPERATING REVENUES - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables (Note 5)	$ 18,688	$ 16,977	$ 17,135
Contract liabilities	$ 12,008	$ 16,575	$ 11,606